Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 371,354		¥ 65,106	¥ 19,243
Deferred income tax benefit	(96,643)		(16,839)	(14,879)
Total	¥ 274,711	$ 42,222	¥ 48,267	¥ 4,364